UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

          80 Arkay Dr., Suite 110, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  9/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BTS Bond Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares		Value
SHORT-TERM INVESTMENTS - 100.2%
MONEY MARKET FUND - 100.2%
48,383,149	Goldman Sachs Financial Square Funds - Prime Obligations Fund, 0.03% *	$ 48,383,149
TOTAL SHORT-TERM INVESTMENTS (Cost - $48,383,149)

	TOTAL INVESTMENTS - 100.2% (Cost - $48,383,149) (a)	$ 48,383,149
	OTHER LIABILITIES LESS ASSETS - (0.2)%	(119,540)
	NET ASSETS - 100.0%	$ 48,263,609

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,383,149
* Interest rate reflects seven-day effective yield on September 30, 2013.

BTS Diversified Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares		Value
	MUTUAL FUNDS - 50.9%
	ASSET ALLOCATION FUND - 15.8%
1,219	Rydex High Yield Strategy Fund - Class H	$ 31,487

	DEBT FUND - 35.1%
2,174	Fidelity High Income Fund - Class I	20,087
1,948	Metropolitan West High Yield Bond Fund	20,238
2,977	TCW Total Return Bond Fund	29,772
		70,097

	TOTAL MUTUAL FUNDS (Cost - $100,701)	101,584

	EXCHANGE TRADED FUNDS - 48.1%
	DEBT FUNDS - 48.1%
140	iShares 20+ Year Treasury Bond ETF	14,896
357	iShares iBoxx $ High Yield Corporate Bond Fund	32,687
273	Pimco Total Return ETF	28,903
489	SPDR Barclays Capital High Yield Bond ETF	19,482
	TOTAL EXCHANGE TRADED FUNDS (Cost - $97,642)	95,968

	SHORT-TERM INVESTMENTS - 15.8%
	MONEY MARKET FUND - 15.8%
31,593	Goldman Sachs Financial Square Funds - Prime Obligations Fund, 0.03% *	31,593
	TOTAL SHORT-TERM INVESTMENTS (Cost - $31,593)

	TOTAL INVESTMENTS - 114.8% (Cost - $229,936) (a)	$ 229,145
	OTHER LIABILITIES LESS ASSETS - (14.8.)%	(29,645)
	NET ASSETS - 100.0%	$ 199,500

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $229,936 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,607
	Unrealized depreciation	(3,398)
	Net unrealized depreciation	$ (791)

* Interest rate reflects seven-day effective yield on September 30, 2013.

BTS Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares		Value
SHORT-TERM INVESTMENTS - 100.1%
MONEY MARKET FUND - 100.1%
57,920,354	Goldman Sachs Financial Square Funds - Prime Obligations Fund, 0.03% *	$ 57,920,354
TOTAL SHORT-TERM INVESTMENTS (Cost - $57,920,354)

	TOTAL INVESTMENTS - 100.1% (Cost - $57,920,354) (a)	$ 57,920,354
	OTHER LIABILITIES LESS ASSETS - (0.1)%	(33,341)
	NET ASSETS - 100.0%	$ 57,887,013

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is 57,920,354.

* Interest rate reflects seven-day effective yield on September 30, 2013.

BTS Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Option contracts listed on a securities exchange or board of trade (not including Index options) for which market quotations are readily available shall be valued at the last reported sales price or, in the absence of a sale, at the last reported bid price on the valuation date. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

BTS Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Exchange Traded Securities - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's assets carried at fair value:

BTS Bond Asset Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 48,383,149	$ -	$ -	$ 48,383,149
Total	$ 48,383,149	$ -	$ -	$ 48,383,149

BTS Diversified Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 101,584	$ -	$ -	$ 101,584
Exchange Traded Funds	95,968	-	-	95,968
Short-Term Investments	31,593	-	-	31,593
Total	$ 229,145	$ -	$ -	$ 229,145

BTS Tactical Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 57,920,354	$ -	$ -	$ 57,920,354
Total	$ 57,920,354	$ -	$ -	$ 57,920,354
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/13